UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


Investment Company Act File Number:       811-4659

Exact Name of Registrant as
Specified in Charter:                     Lincoln National Convertible
                                          Securities Fund, Inc.

Address of principal executive offices:   2005 Market Street
                                          Philadelphia, PA 19103

Name and address of agent for service:    David F. Connor
                                          2005 Market Street
                                          Philadelphia, PA 19103

Registrant's telephone number:            (800) 523-1918

Date of fiscal year end:                  December 31

Date of reporting period:                 July 1, 2004 - June 30, 2005



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ITEM 1. PROXY VOTING RECORD.
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The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

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                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.


By:     Patrick P. Coyne
        ------------------------
Name:   Patrick P. Coyne
Title:  President
Date:   August 29, 2005